Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________
TEL: (212) 735-3000
FAX: (212) 735-2000
www.skadden.com
June 9, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: Laura Hatch
RE:	The Gabelli Global Gold, Natural Resources & Income Trust (File Nos. 333-170691 and 811-21698)
Ladies and Gentlemen:
          Electronically transmitted herewith for filing on behalf of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is the Fund’s Post-Effective Amendment No. 3 to its registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933.
          The Fund represents that its Registration Statement is substantially similar to Post-Effective Amendment No. 2, filed April 28, 2011, to the Fund’s current shelf and that no substantive changes have been made to the disclosure contained in Post-Effective Amendment No. 2 to the Fund’s current shelf, except certain updating changes, including inclusion of a form of prospectus supplement for any offerings of the Fund’s preferred shares, updates to information regarding the Fund’s investment adviser, minor modifications to certain risk factors, updates to disclosure regarding the Fund’s outstanding securities, updates to the disclosure regarding the Fund’s preferred shares and anti-takeover provisions, and other minor updates. As such, the Fund hereby requests accelerated review of the Fund’s Registration Statement.

     If you have any questions or comments or require any additional information in connection with the Fund or the Registration Statement please telephone me at (212) 735-2262 or Richard Prins at 212-735-2790.
Very truly yours,
/s/ Rose Park
Rose Park
Enclosures